Segmented Information (Tables)	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Schedule of Operating Segments
Deferred tax assets have been allocated amongst segments.

(CAD$ in millions)	December 31, 2019
	Steelmaking Coal	Copper	Zinc	Energy	Corporate	Total
Segment revenues	$5,522	$2,469	$3,487	$975	$—	$12,453
Less: Intra-segment revenues	—	—	(519)	—	—	(519)
Revenues	5,522	2,469	2,968	975	—	11,934
Cost of sales	(3,410)	(1,852)	(2,367)	(965)	—	(8,594)
Gross profit	2,112	617	601	10	—	3,340
Asset impairments	(289)	(31)	—	(2,370)	—	(2,690)
Other operating expenses	(136)	(183)	(63)	(26)	(392)	(800)
Profit (loss) from operations	1,687	403	538	(2,386)	(392)	(150)
Net finance income (expense)	(60)	(119)	(47)	(27)	35	(218)
Non-operating income (expense)	(15)	50	(9)	(2)	(121)	(97)
Share of loss of associates and joint ventures	—	(2)	—	—	(1)	(3)
Profit (loss) before taxes	1,612	332	482	(2,415)	(479)	(468)

Capital expenditures	1,197	1,757	307	191	16	3,468
Goodwill	702	399	—	—	—	1,101
Total assets	16,032	12,740	3,904	3,916	2,758	39,350

(CAD$ in millions)	December 31, 2018
	Steelmaking Coal	Copper	Zinc	Energy	Corporate	Total
Segment revenues	$6,349	$2,714	$3,744	$407	$—	$13,214
Less: Intra-segment revenues	—	—	(650)	—	—	(650)
Revenues	6,349	2,714	3,094	407	—	12,564
Cost of sales	(3,309)	(1,837)	(2,225)	(572)	—	(7,943)
Gross profit (loss)	3,040	877	869	(165)	—	4,621
Asset impairments	—	(10)	(31)	—	—	(41)
Other operating income (expenses)	(79)	(247)	820	1	(291)	204
Profit (loss) from operations	2,961	620	1,658	(164)	(291)	4,784
Net finance expense	(47)	(47)	(37)	(16)	(72)	(219)
Non-operating income (expense)	37	4	11	—	(104)	(52)
Share of loss of associates and joint ventures	—	(2)	—	—	(1)	(3)
Profit (loss) before taxes	2,951	575	1,632	(180)	(468)	4,510

Capital expenditures	969	850	411	375	8	2,613
Goodwill	702	419	—	—	—	1,121
Total assets	15,491	10,400	3,754	6,131	3,850	39,626

Schedule of Geographical Areas
The geographical distribution of our non-current assets, excluding deferred income tax assets and financial and other assets, is as follows:

(CAD$ in millions)	December 31, 2019	December 31, 2018
Canada	$21,685	$23,238
Chile	8,696	7,146
United States	1,511	1,282
Peru	1,497	1,477
Other	146	99
	$33,535	$33,242